SHARE OPTION PLANS (Details 1) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2024
Number of option, outstanding	10,300,000	10,300,000	0	0
Weighted-Average Remaining Contractual Life (Years)	7 months 28 days	1 year 7 months 28 days
Exercise price			$ 0	$ 0
Stock Option [Member] | Lower Range Limit [Member]
Exercise price	$ 0.15	$ 0.15
Stock Option [Member] | Tops [Member]
Exercise price	$ 0.20	$ 0.20